Stockholders' Equity (Deficit) - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2017	Dec. 31, 2016
Tranche 1 options
Class of Stock [Line Items]
Vesting period		5 years
Vesting term		40% vest on the two-year anniversary of issuance, and the balance vest ratably over the remaining three-year period, subject to the holder's continuous service to the Company as of such vesting date.
Tranche 1 options | Vest in two-year anniversary of issuance [Member]
Class of Stock [Line Items]
Vesting period		2 years
Vesing percentage		40.00%
Tranche 1 options | Balance vest ratably over the remaining three-year period
Class of Stock [Line Items]
Vesting period		2 years
Tranche 1 options | In the event of a change in control and if the holder's employment with the Company is terminated without cause or the holder resigns for good reason [Member]
Class of Stock [Line Items]
Vesting period		24 months
Vesing percentage		100.00%
Tranche 2 options
Class of Stock [Line Items]
Vesting period		10 years
Vesting term		Subject to the holder's continuous service to the Company as of the date immediately prior to such event, the vesting of 100% of the Tranche 2 shares will accelerate in the event of any change in control or Public Offering Sale in which Clearlake receives gross proceeds in such transaction in consideration for the shares of Class A Common Stock held by Clearlake that exceeds two times the amount of paid-in capital received by the Company from Clearlake, plus any accrued and unpaid dividends, less any declared and paid cash dividends with respect to the Class A Common Stock issued to Clearlake.
Tranche 2 options | In the event of a change in control and if the holder's employment with the Company is terminated without cause or the holder resigns for good reason [Member]
Class of Stock [Line Items]
Vesing percentage		100.00%
Tranche 3 options
Class of Stock [Line Items]
Vesting period		10 years
Vesting term		Subject to the holder's continuous service to the Company as of the date immediately prior to such event, the vesting of 100% of the Tranche 3 shares will accelerate in the event of any change in control or Public Offering Sale in which Clearlake receives gross proceeds in such transaction in consideration for the shares of Class A Common Stock held by Clearlake that exceeds 2.5 times the amount of paid-in capital received by the Company from Clearlake, plus any accrued and unpaid dividends, less any declared and paid cash dividends with respect to the Class A Common Stock issued to Clearlake.
Tranche 3 options | In the event of a change in control and if the holder's employment with the Company is terminated without cause or the holder resigns for good reason [Member]
Class of Stock [Line Items]
Vesing percentage		100.00%
Class A common stock
Class of Stock [Line Items]
Voting right		One vote per share
Conversion basis		Each share of Class B Common Stock will automatically convert into one share of Class A Common Stock immediately prior to the closing of a firmly underwritten public offering, or a Public Offering, of the Company's common stock.
Preference dividend per share		$ 1.00
Cumulative dividend		$ 89,862
Dividend in excess of retained earnings included in additional paid in capital		$ 80,925	$ 81,513
Restricted Stock issued	4,208,258
Class A common stock | Restricted Stock
Class of Stock [Line Items]
Share repurchase price		$ 1.00
Terms of award		Upon the termination of continuous service of a holder by the Company without cause, following the holder's death or permanent disability, or resignation by holder following certain reductions in salary, the Company may repurchase the Class A shares at a price equal to $1.00 per share, plus 5% of $1.00 per share measured per annum (on a non-compounding basis) measured from the issuance date through such termination date.
Class B convertible common stock
Class of Stock [Line Items]
Voting right		No voting rights
Stock issued, new issue	11,674,430
Share repurchase price		$ 0.01
Class B convertible common stock | Tranche 1 options
Class of Stock [Line Items]
Common Stock were issued, percentage	50.00%
Class B convertible common stock | Tranche 2 options
Class of Stock [Line Items]
Common Stock were issued, percentage	25.00%
Class B convertible common stock | Tranche 3 options
Class of Stock [Line Items]
Common Stock were issued, percentage	25.00%